First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.7%
17,951	National Presto Industries, Inc.	$1,348,838
	Automobile Components — 0.3%
200,044	Holley, Inc. (a)	590,130
	Banks — 15.2%
50,532	Arrow Financial Corp.	1,448,247
48,189	Capital City Bank Group, Inc.	1,700,590
95,036	Central Pacific Financial Corp.	2,804,512
22,792	Esquire Financial Holdings, Inc.	1,486,266
43,707	Farmers & Merchants Bancorp, Inc.	1,208,499
54,330	Financial Institutions, Inc.	1,383,785
28,307	First Internet Bancorp	969,798
73,380	Independent Bank Corp.	2,447,223
34,195	Metropolitan Bank Holding Corp. (a)	1,797,973
55,111	Mid Penn Bancorp, Inc.	1,643,961
50,956	MidWestOne Financial Group, Inc.	1,453,775
23,160	Northeast Bank	1,786,331
46,182	Northeast Community Bancorp, Inc.	1,221,514
19,320	Northrim BanCorp, Inc.	1,375,970
24,905	Penns Woods Bancorp, Inc.	592,366
16,674	Peoples Bancorp of North Carolina, Inc.	423,353
106,461	Shore Bancshares, Inc.	1,489,389
44,363	Sierra Bancorp	1,281,204
32,870	Southern Missouri Bancorp, Inc.	1,856,826
		28,371,582
	Biotechnology — 0.7%
81,549	Entrada Therapeutics, Inc. (a)	1,303,153
	Capital Markets — 1.7%
9,660	Diamond Hill Investment Group, Inc.	1,561,153
88,936	Ellington Credit Co.	620,773
21,035	Oppenheimer Holdings, Inc., Class A	1,076,151
		3,258,077
	Chemicals — 2.3%
93,803	AdvanSix, Inc.	2,849,735
186,109	LSB Industries, Inc. (a)	1,496,317
		4,346,052
	Commercial Services & Supplies — 2.3%
11,288	Acme United Corp.	470,032
93,383	Aris Water Solutions, Inc., Class A	1,575,371
Shares	Description	Value

	Commercial Services & Supplies (Continued)
78,266	Liquidity Services, Inc. (a)	$1,784,465
33,011	Virco Mfg. Corp. (b)	455,882
		4,285,750
	Communications Equipment — 0.5%
39,710	Aviat Networks, Inc. (a)	858,927
	Construction & Engineering — 3.9%
84,921	Concrete Pumping Holdings, Inc. (a)	491,693
235,935	Great Lakes Dredge & Dock Corp. (a)	2,484,396
36,023	Limbach Holdings, Inc. (a)	2,729,102
34,831	Northwest Pipe Co. (a)	1,571,923
		7,277,114
	Consumer Finance — 2.4%
181,791	EZCORP, Inc., Class A (a)	2,037,877
32,453	Regional Management Corp.	1,061,538
11,561	World Acceptance Corp. (a)	1,363,967
		4,463,382
	Consumer Staples Distribution & Retail — 2.4%
36,819	Natural Grocers by Vitamin Cottage, Inc.	1,093,156
118,496	SpartanNash Co.	2,655,495
22,673	Village Super Market, Inc., Class A	720,775
		4,469,426
	Diversified Consumer Services — 1.4%
44,862	Carriage Services, Inc.	1,472,819
102,788	Lincoln Educational Services Corp. (a)	1,227,289
		2,700,108
	Electrical Equipment — 2.0%
52,050	Allient, Inc.	988,430
91,039	LSI Industries, Inc.	1,470,280
10,181	Preformed Line Products Co.	1,303,982
		3,762,692
	Electronic Equipment, Instruments & Components — 3.3%
13,481	Climb Global Solutions, Inc.	1,341,899
138,321	Daktronics, Inc. (a)	1,785,724
29,806	Frequency Electronics, Inc.	360,056
87,328	Kimball Electronics, Inc. (a)	1,616,441
42,953	Vishay Precision Group, Inc. (a)	1,112,483
		6,216,603

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 1.9%
38,987	Energy Services of America Corp.	$370,376
33,709	Natural Gas Services Group, Inc. (a)	644,179
99,052	Solaris Energy Infrastructure, Inc., Class A	1,263,904
415,427	TETRA Technologies, Inc. (a)	1,287,824
		3,566,283
	Entertainment — 0.7%
328,745	Vivid Seats, Inc., Class A (a)	1,216,357
	Financial Services — 2.8%
130,413	Acacia Research Corp. (a)	607,725
107,633	International Money Express, Inc. (a)	1,990,134
85,703	NewtekOne, Inc.	1,067,859
8,849	Sezzle, Inc. (a)	1,509,551
		5,175,269
	Food Products — 0.8%
18,179	Lifeway Foods, Inc. (a)	471,200
16,021	Seneca Foods Corp., Class A (a)	998,589
		1,469,789
	Health Care Equipment & Supplies — 0.8%
7,280	Kewaunee Scientific Corp. (a)	242,351
84,161	Tactile Systems Technology, Inc. (a)	1,229,592
		1,471,943
	Health Care Providers & Services — 1.8%
111,598	Cross Country Healthcare, Inc. (a)	1,499,877
312,580	DocGo, Inc. (a)	1,037,765
118,614	Viemed Healthcare, Inc. (a)	869,441
		3,407,083
	Hotels, Restaurants & Leisure — 3.5%
81,309	BJ’s Restaurants, Inc. (a)	2,647,421
84,074	El Pollo Loco Holdings, Inc. (a)	1,151,814
199,635	Portillo’s, Inc., Class A (a) (b)	2,689,083
		6,488,318
	Household Durables — 4.3%
172,908	Cricut, Inc., Class A	1,198,252
79,419	Ethan Allen Interiors, Inc.	2,532,672
12,493	Flexsteel Industries, Inc.	553,315
20,951	Hamilton Beach Brands Holding Co., Class A	637,539
62,416	Landsea Homes Corp. (a)	770,838
Shares	Description	Value

	Household Durables (Continued)
39,278	Legacy Housing Corp. (a)	$1,074,253
31,063	Smith Douglas Homes Corp. (a)	1,173,560
		7,940,429
	Household Products — 1.3%
33,454	Central Garden & Pet Co. (a) (b)	1,220,067
18,018	Oil-Dri Corp. of America	1,243,062
		2,463,129
	Insurance — 4.6%
86,223	American Coastal Insurance Corp. (a)	971,733
90,542	Greenlight Capital Re Ltd., Class A (a)	1,235,898
76,728	Heritage Insurance Holdings, Inc. (a)	939,151
5,160	Investors Title Co.	1,185,768
132,827	James River Group Holdings Ltd.	832,825
74,929	Tiptree, Inc.	1,466,361
90,020	Universal Insurance Holdings, Inc.	1,994,843
		8,626,579
	Interactive Media & Services — 1.5%
549,194	Vimeo, Inc. (a)	2,773,430
	IT Services — 1.4%
21,578	CSP, Inc.	280,298
88,345	Hackett Group (The), Inc.	2,320,823
		2,601,121
	Leisure Products — 2.9%
45,914	MasterCraft Boat Holdings, Inc. (a)	836,094
158,296	Smith & Wesson Brands, Inc.	2,054,682
59,187	Sturm Ruger & Co., Inc.	2,466,914
		5,357,690
	Machinery — 5.7%
80,066	Astec Industries, Inc.	2,557,308
81,095	Douglas Dynamics, Inc.	2,236,600
20,339	Eastern (The) Co.	660,000
36,144	L.B. Foster Co., Class A (a)	738,422
40,221	Miller Industries, Inc.	2,453,481
28,249	Park-Ohio Holdings Corp.	867,244
10,952	Taylor Devices, Inc. (a)	546,724
37,838	Twin Disc, Inc.	472,597
		10,532,376
	Metals & Mining — 2.1%
44,593	Haynes International, Inc.	2,655,067
30,493	Universal Stainless & Alloy Products, Inc. (a)	1,177,945
		3,833,012

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage REITs — 0.4%
103,565	AG Mortgage Investment Trust, Inc.	$777,773
	Oil, Gas & Consumable Fuels — 7.3%
129,789	Amplify Energy Corp. (a)	847,522
50,271	Centrus Energy Corp., Class A (a)	2,757,364
59,818	Excelerate Energy, Inc., Class A	1,316,594
92,205	FutureFuel Corp.	530,179
113,684	Hallador Energy Co. (a)	1,072,040
31,820	Riley Exploration Permian, Inc.	842,912
396,654	Ring Energy, Inc. (a)	634,647
112,123	SandRidge Energy, Inc.	1,371,264
364,295	VAALCO Energy, Inc.	2,091,053
87,030	Vitesse Energy, Inc. (b)	2,090,461
		13,554,036
	Passenger Airlines — 0.8%
137,220	Sun Country Airlines Holdings, Inc. (a)	1,538,236
	Personal Care Products — 0.3%
42,894	Nature’s Sunshine Products, Inc. (a)	584,216
	Pharmaceuticals — 0.8%
78,942	Biote Corp., Class A (a)	440,496
142,850	SIGA Technologies, Inc.	964,238
		1,404,734
	Professional Services — 3.6%
39,083	Franklin Covey Co. (a)	1,607,484
113,310	Kelly Services, Inc., Class A	2,425,967
59,045	TaskUS, Inc, Class A (a)	762,861
45,700	Willdan Group, Inc. (a)	1,871,415
		6,667,727
	Real Estate Management & Development — 0.8%
55,219	RMR Group (The), Inc., Class A	1,401,458
	Semiconductors & Semiconductor Equipment — 0.2%
43,072	inTEST Corp. (a)	314,426
	Software — 1.5%
110,469	American Software, Inc., Class A	1,236,148
62,341	Consensus Cloud Solutions, Inc. (a)	1,468,131
		2,704,279
	Specialty Retail — 2.0%
247,984	Arko Corp.	1,740,848
Shares	Description	Value

	Specialty Retail (Continued)
46,763	Haverty Furniture Cos., Inc.	$1,284,580
25,577	J Jill, Inc.	630,984
		3,656,412
	Technology Hardware, Storage & Peripherals — 1.6%
97,975	CompoSecure, Inc., Class A (b)	1,373,610
15,946	CPI Card Group, Inc. (a)	443,777
259,417	Eastman Kodak Co. (a)	1,224,448
		3,041,835
	Textiles, Apparel & Luxury Goods — 1.6%
24,094	Lakeland Industries, Inc.	484,289
55,226	Movado Group, Inc.	1,027,204
26,157	Rocky Brands, Inc.	833,362
40,643	Superior Group of Cos., Inc.	629,560
		2,974,415
	Tobacco — 1.4%
62,203	Turning Point Brands, Inc.	2,684,059
	Trading Companies & Distributors — 1.1%
23,896	Karat Packaging, Inc.	618,667
9,929	Willis Lease Finance Corp.	1,477,535
		2,096,202
	Water Utilities — 1.4%
33,057	Artesian Resources Corp., Class A	1,229,059
52,265	Consolidated Water Co., Ltd.	1,317,601
		2,546,660
	Total Common Stocks	186,121,110
	(Cost $175,910,397)
MONEY MARKET FUNDS — 0.0%
82,410	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (c)	82,410
	(Cost $82,410)

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$1,783,890	Bank of America Corp., 4.86% (c), dated 09/30/24, due 10/01/24, with a maturity value of $1,784,131. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $1,819,568. (d)	$1,783,890
1,856,701	Mizuho Financial Group, Inc., 4.85% (c), dated 09/30/24, due 10/01/24, with a maturity value of $1,856,951. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $1,893,842. (d)	1,856,701
	Total Repurchase Agreements	3,640,591
	(Cost $3,640,591)

	Total Investments — 102.0%	189,844,111
	(Cost $179,633,398)
	Net Other Assets and Liabilities — (2.0)%	(3,696,905)
	Net Assets — 100.0%	$186,147,206

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,566,519 and the total value of the collateral held by the Fund is $3,640,591.

(c)	Rate shown reflects yield as of September 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 186,121,110	$ 186,121,110	$ —	$ —
Money Market Funds	82,410	82,410	—	—
Repurchase Agreements	3,640,591	—	3,640,591	—
Total Investments	$189,844,111	$186,203,520	$3,640,591	$—

*	See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 3.6%
1,152,279	United Parcel Service, Inc., Class B	$157,101,719
	Automobile Components — 0.1%
29,668	LCI Industries	3,576,181
	Automobiles — 1.7%
7,022,198	Ford Motor Co.	74,154,411
	Banks — 11.2%
200,335	Associated Banc-Corp.	4,315,216
135,002	Bank OZK	5,803,736
72,049	Cathay General Bancorp	3,094,505
598,315	Citizens Financial Group, Inc.	24,572,797
395,880	Columbia Banking System, Inc.	10,336,427
206,262	Comerica, Inc.	12,357,156
719,741	Fifth Third Bancorp	30,833,704
180,757	First Hawaiian, Inc.	4,184,525
662,534	First Horizon Corp.	10,289,153
189,642	First Interstate BancSystem, Inc., Class A	5,818,217
1,957,899	Huntington Bancshares, Inc.	28,781,115
1,499,963	KeyCorp	25,124,380
447,245	PNC Financial Services Group (The), Inc.	82,673,238
1,245,961	Regions Financial Corp.	29,068,270
161,418	Synovus Financial Corp.	7,178,258
2,071,618	Truist Financial Corp.	88,603,102
2,119,012	U.S. Bancorp	96,902,419
170,276	United Bankshares, Inc.	6,317,240
734,992	Valley National Bancorp	6,659,028
167,582	Zions Bancorp N.A.	7,913,222
		490,825,708
	Biotechnology — 10.7%
1,751,444	AbbVie, Inc.	345,875,161
1,476,277	Gilead Sciences, Inc.	123,771,064
		469,646,225
	Capital Markets — 2.1%
153,686	Artisan Partners Asset Management, Inc., Class A	6,657,678
94,852	Federated Hermes, Inc.	3,487,708
567,830	Franklin Resources, Inc.	11,441,774
178,389	Janus Henderson Group PLC	6,791,269
312,824	State Street Corp.	27,675,539
329,160	T. Rowe Price Group, Inc.	35,855,399
		91,909,367
	Chemicals — 2.9%
271,269	Chemours (The) Co.	5,512,186
1,204,122	Dow, Inc.	65,781,185
146,143	FMC Corp.	9,636,669
Shares	Description	Value

	Chemicals (Continued)
459,153	LyondellBasell Industries N.V., Class A	$44,032,773
52,894	Scotts Miracle-Gro (The) Co.	4,585,910
		129,548,723
	Consumer Finance — 0.4%
332,182	OneMain Holdings, Inc.	15,635,807
	Containers & Packaging — 0.0%
4,151	Greif, Inc., Class B	289,864
	Diversified Telecommunication Services — 8.1%
7,949,297	Verizon Communications, Inc.	357,002,928
	Electric Utilities — 10.3%
79,161	ALLETE, Inc.	5,081,345
258,289	Alliant Energy Corp.	15,675,559
565,917	American Electric Power Co., Inc.	58,063,084
109,084	Avangrid, Inc.	3,904,116
863,198	Duke Energy Corp.	99,526,729
442,310	Edison International	38,520,778
242,750	Entergy Corp.	31,948,328
305,645	Evergy, Inc.	18,953,047
458,859	Eversource Energy	31,225,355
1,198,706	Exelon Corp.	48,607,528
608,809	FirstEnergy Corp.	27,000,679
261,244	OGE Energy Corp.	10,716,229
139,686	Pinnacle West Capital Corp.	12,374,783
134,003	Portland General Electric Co.	6,418,744
106,507	TXNM Energy, Inc.	4,661,811
589,286	Xcel Energy, Inc.	38,480,376
		451,158,491
	Financial Services — 0.2%
838,896	Western Union (The) Co.	10,008,029
	Food Products — 2.4%
660,706	Conagra Brands, Inc.	21,486,159
261,753	Flowers Foods, Inc.	6,038,642
121,364	J.M. Smucker (The) Co.	14,697,180
229,855	Kellanova	18,551,597
1,248,823	Kraft Heinz (The) Co.	43,846,176
		104,619,754
	Gas Utilities — 0.6%
111,468	New Jersey Resources Corp.	5,261,290
60,572	ONE Gas, Inc.	4,507,768
83,163	Spire, Inc.	5,596,038
417,015	UGI Corp.	10,433,716
		25,798,812
	Health Care Providers & Services — 2.6%
1,851,090	CVS Health Corp.	116,396,539

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.5%
104,320	Travel + Leisure Co.	$4,807,065
59,245	Vail Resorts, Inc.	10,325,811
302,588	Wendy’s (The) Co.	5,301,342
		20,434,218
	Household Durables — 0.3%
127,865	Whirlpool Corp.	13,681,555
	Household Products — 1.6%
114,827	Clorox (The) Co.	18,706,466
357,845	Kimberly-Clark Corp.	50,914,187
		69,620,653
	Insurance — 2.2%
263,737	Fidelity National Financial, Inc.	16,367,518
104,949	First American Financial Corp.	6,927,684
328,867	Lincoln National Corp.	10,362,599
508,961	Prudential Financial, Inc.	61,635,177
		95,292,978
	IT Services — 4.6%
910,249	International Business Machines Corp.	201,237,849
	Leisure Products — 0.3%
169,562	Hasbro, Inc.	12,262,724
	Machinery — 0.7%
1,304,552	CNH Industrial N.V.	14,480,527
157,886	Stanley Black & Decker, Inc.	17,387,985
		31,868,512
	Media — 0.6%
500,998	Interpublic Group of (The) Cos., Inc.	15,846,567
40,551	Nexstar Media Group, Inc.	6,705,108
73,671	Sirius XM Holdings, Inc. (a)	1,742,319
		24,293,994
	Multi-Utilities — 1.6%
265,189	Ameren Corp.	23,193,430
121,998	Avista Corp.	4,727,422
93,581	Black Hills Corp.	5,719,671
85,291	Northwestern Energy Group, Inc.	4,880,351
344,181	WEC Energy Group, Inc.	33,103,329
		71,624,203
	Oil, Gas & Consumable Fuels — 12.9%
2,493,174	Chevron Corp.	367,169,735
299,032	Diamondback Energy, Inc.	51,553,117
3,377,568	Kinder Morgan, Inc.	74,610,477
795,034	ONEOK, Inc.	72,451,448
		565,784,777
Shares	Description	Value

	Pharmaceuticals — 6.7%
174,077	Perrigo Co. PLC	$4,566,040
9,993,997	Pfizer, Inc.	289,226,273
		293,792,313
	Professional Services — 0.1%
66,235	ManpowerGroup, Inc.	4,869,597
	Specialty Retail — 0.5%
234,943	Best Buy Co., Inc.	24,269,612
	Textiles, Apparel & Luxury Goods — 0.1%
53,053	Carter’s, Inc.	3,447,384
	Tobacco — 10.1%
3,916,546	Altria Group, Inc.	199,900,508
2,004,516	Philip Morris International, Inc.	243,348,242
		443,248,750
	Trading Companies & Distributors — 0.1%
58,540	MSC Industrial Direct Co., Inc., Class A	5,037,952
	Total Common Stocks	4,378,439,629
	(Cost $3,893,275,652)
MONEY MARKET FUNDS — 0.0%
1,755,538	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	1,755,538
25	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.76% (b) (c)	25
	Total Money Market Funds	1,755,563
	(Cost $1,755,563)

	Total Investments — 99.8%	4,380,195,192
	(Cost $3,895,031,215)
	Net Other Assets and Liabilities — 0.2%	7,758,930
	Net Assets — 100.0%	$4,387,954,122

(a)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $24 and the total value of the
collateral held by the Fund is $25.

(b)	Rate shown reflects yield as of September 30, 2024.
(c)	This security serves as collateral for securities on loan.

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,378,439,629	$ 4,378,439,629	$ —	$ —
Money Market Funds	1,755,563	1,755,563	—	—
Total Investments	$4,380,195,192	$4,380,195,192	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.8%
209,903	Leonardo DRS, Inc. (a)	$5,923,463
	Automobile Components — 0.2%
27,813	Phinia, Inc.	1,280,232
	Biotechnology — 11.6%
34,231	Arcellx, Inc. (a)	2,858,631
37,120	Avidity Biosciences, Inc. (a)	1,704,922
31,967	Dyne Therapeutics, Inc. (a)	1,148,255
23,894	Keros Therapeutics, Inc. (a)	1,387,524
9,148	Krystal Biotech, Inc. (a)	1,665,210
41,011	Kymera Therapeutics, Inc. (a)	1,941,051
41,262	Nuvalent, Inc., Class A (a)	4,221,103
45,627	Regeneron Pharmaceuticals, Inc. (a)	47,964,927
47,865	REVOLUTION Medicines, Inc. (a)	2,170,678
188,367	Roivant Sciences Ltd. (a)	2,173,755
14,166	United Therapeutics Corp. (a)	5,076,386
105,753	Vaxcyte, Inc. (a)	12,084,395
		84,396,837
	Building Products — 8.8%
115,174	AZEK (The) Co., Inc. (a)	5,390,143
718,576	Carrier Global Corp.	57,838,182
40,458	Masterbrand, Inc. (a)	750,092
		63,978,417
	Capital Markets — 5.1%
124,243	Blue Owl Capital Corp.	1,810,220
349,473	Blue Owl Capital, Inc.	6,765,797
39,557	Coinbase Global, Inc., Class A (a)	7,047,871
352,095	Robinhood Markets, Inc., Class A (a)	8,246,065
37,520	StepStone Group, Inc., Class A	2,132,262
199,596	TPG, Inc.	11,488,746
		37,490,961
	Commercial Services & Supplies — 1.4%
53,040	ACV Auctions, Inc., Class A (a)	1,078,303
78,677	Veralto Corp.	8,800,809
		9,879,112
	Construction Materials — 0.9%
72,101	Knife River Corp. (a)	6,445,108
	Consumer Staples Distribution & Retail — 0.7%
124,557	Maplebear, Inc. (a)	5,074,452
	Diversified Consumer Services — 2.4%
62,381	Duolingo, Inc. (a)	17,592,690
Shares	Description	Value

	Diversified Telecommunication Services — 0.4%
109,826	AST SpaceMobile, Inc. (a) (b)	$2,871,950
	Electric Utilities — 5.3%
124,447	Constellation Energy Corp.	32,358,709
65,710	NRG Energy, Inc.	5,986,181
		38,344,890
	Electrical Equipment — 4.5%
87,495	GE Vernova, Inc. (a)	22,309,475
101,528	Vertiv Holdings Co., Class A	10,101,021
		32,410,496
	Electronic Equipment, Instruments & Components — 1.7%
48,810	Coherent Corp. (a)	4,339,697
31,126	Insight Enterprises, Inc. (a)	6,704,229
14,316	Itron, Inc. (a)	1,529,092
		12,573,018
	Energy Equipment & Services — 0.3%
80,721	Kodiak Gas Services, Inc.	2,340,909
	Entertainment — 2.1%
39,344	Madison Square Garden Entertainment Corp. (a)	1,673,300
309,096	ROBLOX Corp., Class A (a)	13,680,589
		15,353,889
	Financial Services — 5.4%
235,617	Corebridge Financial, Inc.	6,870,592
99,147	Enact Holdings, Inc.	3,602,011
71,869	Jackson Financial, Inc., Class A	6,556,609
46,195	Mr. Cooper Group, Inc. (a)	4,258,255
538,117	Rocket Cos., Inc., Class A (a)	10,326,465
28,208	Shift4 Payments, Inc., Class A (a) (b)	2,499,229
178,937	Toast, Inc., Class A (a)	5,065,706
		39,178,867
	Health Care Equipment & Supplies — 3.0%
72,699	GE HealthCare Technologies, Inc.	6,822,801
30,618	Glaukos Corp. (a)	3,988,913
32,746	PROCEPT BioRobotics Corp. (a)	2,623,610
25,270	RxSight, Inc. (a)	1,249,096
54,990	Solventum Corp. (a)	3,833,903
21,243	TransMedics Group, Inc. (a)	3,335,151
		21,853,474
	Health Care Providers & Services — 2.0%
76,460	HealthEquity, Inc. (a)	6,258,251

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
74,112	PACS Group, Inc. (a)	$2,962,257
30,509	Tenet Healthcare Corp. (a)	5,070,596
		14,291,104
	Health Care REITs — 0.3%
74,030	American Healthcare REIT, Inc.	1,932,183
	Health Care Technology — 0.7%
88,669	Doximity, Inc., Class A (a)	3,863,308
53,063	Waystar Holding Corp. (a)	1,479,927
		5,343,235
	Hotels, Restaurants & Leisure — 8.0%
100,679	Airbnb, Inc., Class A (a)	12,767,104
196,548	DoorDash, Inc., Class A (a)	28,053,296
231,884	DraftKings, Inc., Class A (a)	9,089,853
49,092	Dutch Bros, Inc., Class A (a)	1,572,417
65,287	Life Time Group Holdings, Inc. (a)	1,594,308
28,249	Light & Wonder, Inc. (a)	2,563,032
63,599	Sweetgreen, Inc., Class A (a)	2,254,585
		57,894,595
	Insurance — 2.5%
108,834	Fidelity National Financial, Inc.	6,754,238
231,066	Oscar Health, Inc., Class A (a)	4,900,910
104,055	Ryan Specialty Holdings, Inc.	6,908,211
		18,563,359
	Interactive Media & Services — 0.6%
84,052	Grindr, Inc. (a)	1,002,740
52,814	Reddit, Inc., Class A (a)	3,481,499
		4,484,239
	IT Services — 0.8%
53,363	Snowflake, Inc., Class A (a)	6,129,274
	Life Sciences Tools & Services — 0.4%
49,134	Tempus AI, Inc. (a) (b)	2,780,984
	Machinery — 2.7%
26,541	Atmus Filtration Technologies, Inc.	996,084
54,646	Crane Co.	8,649,369
48,110	Esab Corp.	5,114,574
186,444	Symbotic, Inc. (a) (b)	4,547,369
		19,307,396
	Oil, Gas & Consumable Fuels — 2.2%
96,299	CNX Resources Corp. (a)	3,136,458
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
123,679	DT Midstream, Inc.	$9,728,590
75,210	Kinetik Holdings, Inc.	3,404,005
		16,269,053
	Paper & Forest Products — 0.4%
32,636	Sylvamo Corp.	2,801,801
	Personal Care Products — 3.4%
1,067,110	Kenvue, Inc.	24,682,254
	Pharmaceuticals — 0.2%
81,978	Organon & Co.	1,568,239
	Professional Services — 1.2%
46,297	First Advantage Corp. (a)	918,996
33,809	Parsons Corp. (a)	3,505,317
63,681	UL Solutions, Inc., Class A	3,139,473
52,426	Verra Mobility Corp. (a)	1,457,967
		9,021,753
	Retail REITs — 0.3%
58,505	Phillips Edison & Co., Inc.	2,206,224
	Semiconductors & Semiconductor Equipment — 0.2%
52,873	Credo Technology Group Holding Ltd. (a)	1,628,488
	Software — 19.4%
159,634	AppLovin Corp., Class A (a)	20,840,219
48,103	Bentley Systems, Inc., Class B	2,444,113
148,865	CCC Intelligent Solutions Holdings, Inc. (a)	1,644,958
58,535	Crowdstrike Holdings, Inc., Class A (a)	16,417,311
23,784	Intapp, Inc. (a)	1,137,589
84,907	Klaviyo, Inc., Class A (a)	3,004,010
49,854	Onestream, Inc. (a)	1,690,051
891,057	Palantir Technologies, Inc., Class A (a)	33,147,320
57,332	Rubrik, Inc., Class A (a)	1,843,224
1,062,851	Samsara, Inc., Class A (a)	51,144,390
148,551	Vertex, Inc., Class A (a)	5,720,699
73,036	Zeta Global Holdings Corp., Class A (a)	2,178,664
		141,212,548
	Total Common Stocks	727,105,494
	(Cost $557,662,342)

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
1,236,283	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (c)	$1,236,283
	(Cost $1,236,283)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$5,490,328	Bank of America Corp., 4.86% (c), dated 09/30/24, due 10/01/24, with a maturity value of $5,491,069. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $5,600,135. (d)	5,490,328
5,714,423	Mizuho Financial Group, Inc., 4.85% (c), dated 09/30/24, due 10/01/24, with a maturity value of $5,715,193. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $5,828,731. (d)	5,714,423
	Total Repurchase Agreements	11,204,751
	(Cost $11,204,751)

	Total Investments — 101.6%	739,546,528
	(Cost $570,103,376)
	Net Other Assets and Liabilities — (1.6)%	(11,523,832)
	Net Assets — 100.0%	$728,022,696

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $10,960,558 and the total value of the collateral held by the Fund is $11,204,751.

(c)	Rate shown reflects yield as of September 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 727,105,494	$ 727,105,494	$ —	$ —
Money Market Funds	1,236,283	1,236,283	—	—
Repurchase Agreements	11,204,751	—	11,204,751	—
Total Investments	$739,546,528	$728,341,777	$11,204,751	$—

*	See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 74.9%
2,106,788	ACADIA Pharmaceuticals, Inc. (a)	$32,402,399
1,588,359	Alkermes PLC (a)	44,458,168
143,712	Alnylam Pharmaceuticals, Inc. (a)	39,525,111
113,164	Amgen, Inc.	36,462,572
80,267	Argenx SE, ADR (a)	43,511,135
246,026	BeiGene Ltd., ADR (a)	55,235,297
162,731	Biogen, Inc. (a)	31,543,777
440,340	BioMarin Pharmaceutical, Inc. (a)	30,951,499
440,701	BioNTech SE, ADR (a)	52,342,058
2,257,996	Catalyst Pharmaceuticals, Inc. (a)	44,888,961
807,541	Exact Sciences Corp. (a)	55,009,693
1,671,321	Exelixis, Inc. (a)	43,370,780
1,384,014	Genmab A/S, ADR (a)	33,742,261
535,130	Gilead Sciences, Inc.	44,865,299
703,980	Halozyme Therapeutics, Inc. (a)	40,295,815
588,086	Incyte Corp. (a)	38,872,485
308,229	Moderna, Inc. (a)	20,598,944
335,463	Natera, Inc. (a)	42,587,028
253,943	Neurocrine Biosciences, Inc. (a)	29,259,313
34,033	Regeneron Pharmaceuticals, Inc. (a)	35,776,851
246,122	Sarepta Therapeutics, Inc. (a)	30,738,177
116,490	United Therapeutics Corp. (a)	41,744,192
76,601	Vertex Pharmaceuticals, Inc. (a)	35,625,593
		903,807,408
	Life Sciences Tools & Services — 17.6%
578,187	Bruker Corp.	39,929,594
322,492	Illumina, Inc. (a)	42,056,181
27,543	Mettler-Toledo International, Inc. (a)	41,306,237
297,312	Repligen Corp. (a)	44,245,972
123,802	Waters Corp. (a)	44,555,102
		212,093,086
	Pharmaceuticals — 7.5%
1,188,496	Corcept Therapeutics, Inc. (a)	55,003,595
479,170	Intra-Cellular Therapies, Inc. (a)	35,060,869
		90,064,464
	Total Common Stocks	1,205,964,958
	(Cost $1,040,506,230)
MONEY MARKET FUNDS — 0.1%
939,652	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	939,652
	(Cost $939,652)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$3,474	Bank of America Corp., 4.86% (b), dated 09/30/24, due 10/01/24, with a maturity value of $3,474. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $3,543. (c)	$3,474
	(Cost $3,474)

	Total Investments — 100.1%	1,206,908,084
	(Cost $1,041,449,356)
	Net Other Assets and Liabilities — (0.1)%	(969,817)
	Net Assets — 100.0%	$1,205,938,267

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Country Allocation†	% of Net Assets
United States	81.1%
Cayman Islands	4.6
Germany	4.3
Ireland	3.7
Netherlands	3.6
Denmark	2.8
Total Investments	100.1
Net Other Assets and Liabilities	(0.1)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,205,964,958	$ 1,205,964,958	$ —	$ —
Money Market Funds	939,652	939,652	—	—
Repurchase Agreements	3,474	—	3,474	—
Total Investments	$1,206,908,084	$1,206,904,610	$3,474	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 11.2%
2,916,418	Amazon.com, Inc. (a)	$543,416,166
1,532,885	eBay, Inc.	99,806,142
		643,222,308
	Commercial Services & Supplies — 2.5%
2,747,349	Copart, Inc. (a)	143,961,088
	Communications Equipment — 10.5%
706,154	Arista Networks, Inc. (a)	271,036,028
455,973	Ciena Corp. (a)	28,083,377
4,931,003	Cisco Systems, Inc.	262,427,980
1,022,773	Juniper Networks, Inc.	39,867,692
		601,415,077
	Entertainment — 9.3%
649,843	Netflix, Inc. (a)	460,914,144
1,676,299	ROBLOX Corp., Class A (a)	74,192,994
		535,107,138
	Financial Services — 4.3%
3,184,466	PayPal Holdings, Inc. (a)	248,483,882
	Health Care Technology — 1.7%
458,195	Veeva Systems, Inc., Class A (a)	96,161,385
	Hotels, Restaurants & Leisure — 11.3%
1,365,883	Airbnb, Inc., Class A (a)	173,207,623
63,266	Booking Holdings, Inc.	266,483,984
1,041,341	DoorDash, Inc., Class A (a)	148,630,601
1,516,517	DraftKings, Inc., Class A (a)	59,447,466
		647,769,674
	Interactive Media & Services — 22.0%
1,950,551	Alphabet, Inc., Class A	323,498,883
1,599,031	Alphabet, Inc., Class C	267,341,993
1,051,398	Meta Platforms, Inc., Class A	601,862,271
1,872,319	Pinterest, Inc., Class A (a)	60,606,966
890,790	ZoomInfo Technologies, Inc. (a)	9,192,953
		1,262,503,066
	IT Services — 7.1%
487,882	Akamai Technologies, Inc. (a)	49,251,688
967,283	Cloudflare, Inc., Class A (a)	78,243,522
438,657	GoDaddy, Inc., Class A (a)	68,772,645
498,862	Okta, Inc. (a)	37,085,401
1,086,091	Snowflake, Inc., Class A (a)	124,748,412
258,889	VeriSign, Inc. (a)	49,178,554
		407,280,222
	Professional Services — 0.4%
156,410	Paycom Software, Inc.	26,053,214
Shares	Description	Value

	Software — 18.6%
499,825	Atlassian Corp., Class A (a)	$79,377,208
459,148	Box, Inc., Class A (a)	15,027,914
801,677	Confluent, Inc., Class A (a)	16,338,177
984,402	Datadog, Inc., Class A (a)	113,265,294
632,790	DocuSign, Inc. (a)	39,289,931
729,972	Dropbox, Inc., Class A (a)	18,563,188
160,644	HubSpot, Inc. (a)	85,398,350
928,837	MARA Holdings, Inc. (a) (b)	15,065,736
768,633	Nutanix, Inc., Class A (a)	45,541,505
1,459,932	Salesforce, Inc.	399,597,988
419,707	Smartsheet, Inc., Class A (a)	23,234,980
652,836	Workday, Inc., Class A (a)	159,559,647
800,755	Zoom Video Communications, Inc., Class A (a)	55,844,654
		1,066,104,572
	Specialty Retail — 1.1%
357,323	Carvana Co. (a)	62,213,507
	Total Common Stocks	5,740,275,133
	(Cost $5,121,279,442)
MONEY MARKET FUNDS — 0.1%
4,832,846	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (c)	4,832,846
	(Cost $4,832,846)

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,362,413	Bank of America Corp., 4.86% (c), dated 09/30/24, due 10/01/24, with a maturity value of $1,362,597. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $1,389,661. (d)	$1,362,413
1,418,021	Mizuho Financial Group, Inc., 4.85% (c), dated 09/30/24, due 10/01/24, with a maturity value of $1,418,212. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $1,446,386. (d)	1,418,021
	Total Repurchase Agreements	2,780,434
	(Cost $2,780,434)

	Total Investments — 100.1%	5,747,888,413
	(Cost $5,128,892,722)
	Net Other Assets and Liabilities — (0.1)%	(5,643,710)
	Net Assets — 100.0%	$5,742,244,703

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,521,902 and the total value of the collateral held by the Fund is $2,780,434.

(c)	Rate shown reflects yield as of September 30, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,740,275,133	$ 5,740,275,133	$ —	$ —
Money Market Funds	4,832,846	4,832,846	—	—
Repurchase Agreements	2,780,434	—	2,780,434	—
Total Investments	$5,747,888,413	$5,745,107,979	$2,780,434	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 4.3%
587,049	General Dynamics Corp.	$177,406,208
356,270	Lockheed Martin Corp.	208,261,191
		385,667,399
	Air Freight & Logistics — 2.0%
1,407,648	Expeditors International of Washington, Inc.	184,964,947
	Beverages — 5.9%
2,591,501	Coca-Cola (The) Co.	186,225,262
3,324,802	Monster Beverage Corp. (a)	173,454,920
999,049	PepsiCo, Inc.	169,888,283
		529,568,465
	Biotechnology — 5.8%
981,890	AbbVie, Inc.	193,903,637
159,081	Regeneron Pharmaceuticals, Inc. (a)	167,232,311
344,202	Vertex Pharmaceuticals, Inc. (a)	160,081,466
		521,217,414
	Capital Markets — 10.5%
411,787	Ameriprise Financial, Inc.	193,461,651
203,681	BlackRock, Inc.	193,397,146
799,543	LPL Financial Holdings, Inc.	185,997,688
382,682	Moody’s Corp.	181,617,051
1,557,716	Raymond James Financial, Inc.	190,757,901
		945,231,437
	Chemicals — 4.0%
380,437	Linde PLC	181,415,188
1,321,455	PPG Industries, Inc.	175,039,929
		356,455,117
	Commercial Services & Supplies — 1.9%
3,272,076	Copart, Inc. (a)	171,456,782
	Communications Equipment — 4.3%
3,575,634	Cisco Systems, Inc.	190,295,242
433,632	Motorola Solutions, Inc.	194,973,956
		385,269,198
	Consumer Staples Distribution & Retail — 4.1%
201,876	Costco Wholesale Corp.	178,967,112
2,391,506	Walmart, Inc.	193,114,109
		372,081,221
	Containers & Packaging — 2.1%
884,887	Packaging Corp. of America	190,604,660
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 3.8%
2,629,358	Amphenol Corp., Class A	$171,328,967
1,122,829	TE Connectivity PLC	169,535,951
		340,864,918
	Entertainment — 1.9%
1,206,842	Electronic Arts, Inc.	173,109,416
	Financial Services — 4.0%
381,346	Mastercard, Inc., Class A	188,308,655
637,381	Visa, Inc., Class A	175,247,906
		363,556,561
	Food Products — 2.1%
2,546,263	Mondelez International, Inc., Class A	187,583,195
	Ground Transportation — 1.9%
4,877,459	CSX Corp.	168,418,659
	Health Care Equipment & Supplies — 2.0%
496,257	Stryker Corp.	179,277,804
	Health Care Providers & Services — 3.8%
756,704	Cencora, Inc.	170,318,936
338,317	Elevance Health, Inc.	175,924,840
		346,243,776
	Household Products — 3.9%
1,725,114	Colgate-Palmolive Co.	179,084,084
1,007,377	Procter & Gamble (The) Co.	174,477,697
		353,561,781
	Industrial Conglomerates — 1.8%
788,403	Honeywell International, Inc.	162,970,784
	Insurance — 10.2%
1,821,106	Aflac, Inc.	203,599,651
651,066	Chubb Ltd.	187,760,924
439,114	Everest Group Ltd.	172,058,039
780,618	Marsh & McLennan Cos., Inc.	174,148,069
3,297,219	W.R. Berkley Corp.	187,051,234
		924,617,917
	IT Services — 1.9%
2,276,323	Cognizant Technology Solutions Corp., Class A	175,686,609
	Machinery — 2.1%
581,142	Cummins, Inc.	188,167,968
	Oil, Gas & Consumable Fuels — 3.6%
1,479,659	ConocoPhillips	155,778,500
1,457,732	Exxon Mobil Corp.	170,875,345
		326,653,845

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 2.0%
1,093,795	Johnson & Johnson	$177,260,418
	Professional Services — 4.2%
685,099	Automatic Data Processing, Inc.	189,587,446
1,379,191	Paychex, Inc.	185,073,640
		374,661,086
	Software — 1.8%
387,085	Microsoft Corp.	166,562,675
	Specialty Retail — 4.1%
465,652	Home Depot (The), Inc.	188,682,190
1,514,086	TJX (The) Cos., Inc.	177,965,669
		366,647,859
	Total Common Stocks	9,018,361,911
	(Cost $7,561,967,469)
MONEY MARKET FUNDS — 0.0%
3,474,736	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	3,474,736
	(Cost $3,474,736)

	Total Investments — 100.0%	9,021,836,647
	(Cost $7,565,442,205)
	Net Other Assets and Liabilities — 0.0%	2,021,876
	Net Assets — 100.0%	$9,023,858,523

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,018,361,911	$ 9,018,361,911	$ —	$ —
Money Market Funds	3,474,736	3,474,736	—	—
Total Investments	$9,021,836,647	$9,021,836,647	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.9%
153,273	General Dynamics Corp.	$46,319,101
176,120	Huntington Ingalls Industries, Inc.	46,562,606
198,640	L3Harris Technologies, Inc.	47,250,497
81,345	Lockheed Martin Corp.	47,551,033
88,571	Northrop Grumman Corp.	46,771,688
392,641	RTX Corp.	47,572,383
		282,027,308
	Air Freight & Logistics — 1.0%
443,614	C.H. Robinson Worldwide, Inc.	48,961,677
366,807	United Parcel Service, Inc., Class B	50,010,467
		98,972,144
	Automobile Components — 0.5%
1,566,257	Gentex Corp.	46,502,170
	Automobiles — 0.9%
1,433,162	Honda Motor Co., Ltd., ADR	45,474,230
254,708	Toyota Motor Corp., ADR	45,483,208
		90,957,438
	Banks — 3.3%
524,756	Bank of Montreal	47,332,991
875,626	Bank of Nova Scotia (The)	47,712,861
767,719	Canadian Imperial Bank of Commerce	47,091,883
763,624	Commerce Bancshares, Inc.	45,359,266
223,339	JPMorgan Chase & Co.	47,093,262
383,489	Royal Bank of Canada	47,832,583
739,239	Toronto-Dominion (The) Bank	46,764,259
		329,187,105
	Beverages — 2.4%
1,003,880	Brown-Forman Corp., Class B	49,390,896
658,339	Coca-Cola (The) Co.	47,308,240
348,274	Diageo PLC, ADR	48,876,773
1,242,375	Keurig Dr Pepper, Inc.	46,564,215
274,374	PepsiCo, Inc.	46,657,299
		238,797,423
	Biotechnology — 1.4%
243,629	AbbVie, Inc.	48,111,855
140,705	Amgen, Inc.	45,336,558
562,239	Gilead Sciences, Inc.	47,138,118
		140,586,531
	Building Products — 1.0%
562,308	A.O. Smith Corp.	50,512,128
627,376	Johnson Controls International PLC	48,690,651
		99,202,779
Shares	Description	Value

	Capital Markets — 4.3%
654,598	Bank of New York Mellon (The) Corp.	$47,039,412
50,365	BlackRock, Inc.	47,822,071
218,763	CME Group, Inc.	48,270,056
94,936	Goldman Sachs Group (The), Inc.	47,003,763
292,398	Houlihan Lokey, Inc.	46,204,732
460,842	Morgan Stanley	48,038,170
638,058	Nasdaq, Inc.	46,584,615
686,274	SEI Investments Co.	47,483,298
436,862	T. Rowe Price Group, Inc.	47,587,378
		426,033,495
	Chemicals — 2.9%
161,692	Air Products and Chemicals, Inc.	48,142,176
422,271	Innospec, Inc.	47,754,627
85,322	NewMarket Corp.	47,088,359
370,956	PPG Industries, Inc.	49,136,832
604,875	Sensient Technologies Corp.	48,523,072
625,379	Stepan Co.	48,310,528
		288,955,594
	Commercial Services & Supplies — 1.0%
626,295	Brady Corp., Class A	47,992,986
228,020	Waste Management, Inc.	47,336,952
		95,329,938
	Communications Equipment — 1.0%
904,818	Cisco Systems, Inc.	48,154,414
1,214,883	Juniper Networks, Inc.	47,356,139
		95,510,553
	Consumer Staples Distribution & Retail — 0.5%
841,158	Kroger (The) Co.	48,198,353
	Containers & Packaging — 1.9%
218,936	Avery Dennison Corp.	48,332,311
220,152	Packaging Corp. of America	47,420,741
919,981	Silgan Holdings, Inc.	48,299,003
869,823	Sonoco Products Co.	47,518,430
		191,570,485
	Distributors — 0.5%
128,215	Pool Corp.	48,311,412
	Diversified Telecommunication Services — 1.9%
2,197,425	AT&T, Inc.	48,343,350
1,345,375	BCE, Inc.	46,819,050
2,832,790	TELUS Corp.	47,534,216
1,066,936	Verizon Communications, Inc.	47,916,096
		190,612,712

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 7.7%
737,158	ALLETE, Inc.	$47,318,172
782,479	Alliant Energy Corp.	47,488,650
460,573	American Electric Power Co., Inc.	47,254,790
1,318,329	Avangrid, Inc.	47,182,995
402,544	Duke Energy Corp.	46,413,323
363,165	Entergy Corp.	47,796,146
761,655	Evergy, Inc.	47,230,227
709,793	Eversource Energy	48,301,414
1,168,875	Exelon Corp.	47,397,881
1,049,158	Fortis, Inc.	47,673,739
457,539	IDACORP, Inc.	47,167,695
595,414	Otter Tail Corp.	46,537,558
982,372	Portland General Electric Co.	47,055,619
1,437,958	PPL Corp.	47,567,651
521,683	Southern (The) Co.	47,045,373
738,312	Xcel Energy, Inc.	48,211,774
		757,643,007
	Electrical Equipment — 0.5%
449,525	Emerson Electric Co.	49,164,549
	Electronic Equipment, Instruments & Components — 1.0%
398,233	TD SYNNEX Corp.	47,819,819
318,165	TE Connectivity PLC	48,039,733
		95,859,552
	Financial Services — 0.5%
270,074	Jack Henry & Associates, Inc.	47,678,864
	Food Products — 7.2%
632,928	Cal-Maine Foods, Inc.	47,368,331
936,029	Campbell Soup Co.	45,790,539
1,461,550	Conagra Brands, Inc.	47,529,606
2,039,851	Flowers Foods, Inc.	47,059,363
636,508	General Mills, Inc.	47,006,116
241,995	Hershey (The) Co.	46,409,801
1,500,082	Hormel Foods Corp.	47,552,599
349,694	Ingredion, Inc.	48,058,446
279,158	J & J Snack Foods Corp.	48,048,675
396,898	J.M. Smucker (The) Co.	48,064,348
585,743	Kellanova	47,275,318
1,361,665	Kraft Heinz (The) Co.	47,808,058
262,364	Lancaster Colony Corp.	46,325,611
567,649	McCormick & Co., Inc.	46,717,513
633,266	Mondelez International, Inc., Class A	46,652,706
		707,667,030
	Gas Utilities — 3.9%
343,814	Atmos Energy Corp.	47,690,440
380,674	Chesapeake Utilities Corp.	47,268,291
Shares	Description	Value

	Gas Utilities (Continued)
771,361	National Fuel Gas Co.	$46,752,190
997,101	New Jersey Resources Corp.	47,063,167
1,182,042	Northwest Natural Holding Co.	48,250,955
635,651	ONE Gas, Inc.	47,305,147
632,332	Southwest Gas Holdings, Inc.	46,640,808
703,764	Spire, Inc.	47,356,280
		378,327,278
	Ground Transportation — 2.4%
403,267	Canadian National Railway Co.	47,242,729
1,388,084	CSX Corp.	47,930,541
191,960	Norfolk Southern Corp.	47,702,060
193,536	Union Pacific Corp.	47,702,753
1,269,768	Werner Enterprises, Inc.	49,000,347
		239,578,430
	Health Care Equipment & Supplies — 1.9%
411,312	Abbott Laboratories	46,893,681
1,210,833	Baxter International, Inc.	45,975,329
201,177	Becton Dickinson & Co.	48,503,775
525,513	Medtronic PLC	47,311,935
		188,684,720
	Health Care Providers & Services — 1.5%
2,374,190	Premier, Inc., Class A	47,483,800
306,681	Quest Diagnostics, Inc.	47,612,225
82,353	UnitedHealth Group, Inc.	48,150,152
		143,246,177
	Hotels, Restaurants & Leisure — 1.5%
157,903	McDonald’s Corp.	48,083,043
494,579	Starbucks Corp.	48,216,507
362,223	Yum! Brands, Inc.	50,606,175
		146,905,725
	Household Durables — 0.5%
268,598	Garmin Ltd.	47,281,306
	Household Products — 2.9%
286,473	Clorox (The) Co.	46,669,316
457,097	Colgate-Palmolive Co.	47,451,240
334,415	Kimberly-Clark Corp.	47,580,566
271,755	Procter & Gamble (The) Co.	47,067,966
1,519,388	Reynolds Consumer Products, Inc.	47,252,967
183,972	WD-40 Co.	47,442,699
		283,464,754
	Industrial Conglomerates — 1.0%
348,147	3M Co.	47,591,695
231,746	Honeywell International, Inc.	47,904,216
		95,495,911

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 4.8%
429,217	Aflac, Inc.	$47,986,461
244,817	Allstate (The) Corp.	46,429,544
238,380	Assurant, Inc.	47,404,247
161,661	Chubb Ltd.	46,621,416
948,627	CNA Financial Corp.	46,425,805
318,598	Hanover Insurance Group (The), Inc.	47,187,550
210,280	Marsh & McLennan Cos., Inc.	46,911,365
516,318	Selective Insurance Group, Inc.	48,172,469
830,361	Sun Life Financial, Inc.	48,177,545
197,293	Travelers (The) Cos., Inc.	46,190,237
		471,506,639
	IT Services — 2.4%
139,214	Accenture PLC, Class A	49,209,364
546,114	Amdocs Ltd.	47,774,053
620,372	Cognizant Technology Solutions Corp., Class A	47,880,311
2,081,211	Infosys Ltd., ADR	46,348,569
214,160	International Business Machines Corp.	47,346,493
		238,558,790
	Machinery — 4.5%
127,224	Caterpillar, Inc.	49,759,851
150,639	Cummins, Inc.	48,775,402
115,471	Deere & Co.	48,189,512
650,091	Donaldson Co., Inc.	47,911,707
224,870	IDEX Corp.	48,234,615
183,995	Illinois Tool Works, Inc.	48,219,570
252,147	Lincoln Electric Holdings, Inc.	48,417,267
490,626	Otis Worldwide Corp.	50,995,666
165,810	Snap-on, Inc.	48,036,815
		438,540,405
	Media — 0.5%
1,159,407	Comcast Corp., Class A	48,428,430
	Metals & Mining — 0.5%
731,228	Rio Tinto PLC, ADR	52,041,497
	Multi-Utilities — 3.9%
551,409	Ameren Corp.	48,226,231
671,826	CMS Energy Corp.	47,451,070
453,974	Consolidated Edison, Inc.	47,272,313
373,567	DTE Energy Co.	47,969,739
1,377,955	NiSource, Inc.	47,746,141
537,230	Public Service Enterprise Group, Inc.	47,926,288
561,904	Sempra	46,992,032
496,141	WEC Energy Group, Inc.	47,718,841
		381,302,655
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 1.9%
320,068	Chevron Corp.	$47,136,414
595,641	DT Midstream, Inc.	46,853,121
1,155,150	Enbridge, Inc.	46,910,642
402,374	Exxon Mobil Corp.	47,166,280
		188,066,457
	Personal Care Products — 0.5%
727,621	Unilever PLC, ADR	47,266,260
	Pharmaceuticals — 4.3%
612,170	AstraZeneca PLC, ADR	47,694,165
944,262	Bristol-Myers Squibb Co.	48,856,116
1,155,719	GSK PLC, ADR	47,245,793
289,318	Johnson & Johnson	46,886,875
408,392	Merck & Co., Inc.	46,376,995
405,801	Novartis AG, ADR	46,675,231
1,611,143	Pfizer, Inc.	46,626,478
822,265	Sanofi, ADR	47,387,132
3,171,432	Takeda Pharmaceutical Co., Ltd., ADR	45,097,763
		422,846,548
	Professional Services — 3.9%
170,121	Automatic Data Processing, Inc.	47,077,584
295,398	Booz Allen Hamilton Holding Corp.	48,078,979
224,178	Broadridge Financial Solutions, Inc.	48,204,995
1,210,214	Genpact Ltd.	47,452,491
521,395	Maximus, Inc.	48,573,158
352,251	Paychex, Inc.	47,268,562
691,604	Robert Half, Inc.	46,621,026
274,982	Thomson Reuters Corp.	46,911,929
		380,188,724
	Semiconductors & Semiconductor Equipment — 1.5%
208,938	Analog Devices, Inc.	48,091,259
270,213	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	46,927,892
231,653	Texas Instruments, Inc.	47,852,560
		142,871,711
	Software — 0.5%
648,218	Dolby Laboratories, Inc., Class A	49,608,124
	Specialized REITs — 1.0%
53,546	Equinix, Inc.	47,529,036
129,373	Public Storage	47,074,954
		94,603,990
	Specialty Retail — 2.0%
120,478	Home Depot (The), Inc.	48,817,686

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
180,038	Lowe’s Cos., Inc.	$48,763,292
403,163	TJX (The) Cos., Inc.	47,387,779
170,570	Tractor Supply Co.	49,623,930
		194,592,687
	Textiles, Apparel & Luxury Goods — 0.5%
547,829	NIKE, Inc., Class B	48,428,084
	Tobacco — 1.9%
925,572	Altria Group, Inc.	47,241,195
1,245,978	British American Tobacco PLC, ADR	45,577,875
389,980	Philip Morris International, Inc.	47,343,572
898,281	Universal Corp.	47,707,704
		187,870,346
	Trading Companies & Distributors — 1.9%
657,421	Fastenal Co.	46,953,008
341,818	GATX Corp.	45,273,794
553,410	MSC Industrial Direct Co., Inc., Class A	47,626,465
95,063	Watsco, Inc.	46,759,588
		186,612,855
	Water Utilities — 1.9%
559,177	American States Water Co.	46,573,852
876,930	California Water Service Group	47,547,145
1,233,288	Essential Utilities, Inc.	47,567,918
718,216	Middlesex Water Co.	46,856,412
		188,545,327
	Wireless Telecommunication Services — 1.5%
2,944,055	America Movil S.A.B. de C.V., ADR	48,164,740
1,172,066	Rogers Communications, Inc., Class B	47,128,774
233,246	T-Mobile US, Inc.	48,132,644
		143,426,158
	Total Common Stocks	9,797,058,430
	(Cost $8,408,941,588)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
5,084,441	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (a)	$5,084,441
	(Cost $5,084,441)

	Total Investments — 99.9%	9,802,142,871
	(Cost $8,414,026,029)
	Net Other Assets and Liabilities — 0.1%	11,724,233
	Net Assets — 100.0%	$9,813,867,104

(a)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,797,058,430	$ 9,797,058,430	$ —	$ —
Money Market Funds	5,084,441	5,084,441	—	—
Total Investments	$9,802,142,871	$9,802,142,871	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Beverages — 2.0%
275,070	Monster Beverage Corp. (a)	$14,350,402
	Biotechnology — 5.5%
96,070	Neurocrine Biosciences, Inc. (a)	11,069,185
42,562	United Therapeutics Corp. (a)	15,252,093
28,474	Vertex Pharmaceuticals, Inc. (a)	13,242,688
		39,563,966
	Broadline Retail — 2.0%
76,486	Amazon.com, Inc. (a)	14,251,636
	Capital Markets — 4.3%
100,995	Blackstone, Inc.	15,465,364
66,155	LPL Financial Holdings, Inc.	15,389,638
		30,855,002
	Commercial Services & Supplies — 2.0%
270,729	Copart, Inc. (a)	14,186,200
	Communications Equipment — 2.2%
35,865	Motorola Solutions, Inc.	16,125,980
	Construction Materials — 1.9%
25,082	Martin Marietta Materials, Inc.	13,500,386
	Consumer Finance — 2.2%
57,780	American Express Co.	15,669,936
	Electronic Equipment, Instruments & Components — 2.0%
217,530	Amphenol Corp., Class A	14,174,255
	Energy Equipment & Services — 3.3%
406,981	Halliburton Co.	11,822,798
281,818	Schlumberger N.V.	11,822,265
		23,645,063
	Entertainment — 2.2%
22,088	Netflix, Inc. (a)	15,666,356
	Financial Services — 6.3%
48,094	Corpay, Inc. (a)	15,041,879
31,576	Mastercard, Inc., Class A	15,592,229
52,745	Visa, Inc., Class A	14,502,238
		45,136,346
	Health Care Equipment & Supplies — 1.2%
125,369	Dexcom, Inc. (a)	8,404,738
	Health Care Providers & Services — 2.0%
62,568	Cencora, Inc.	14,082,805
	Hotels, Restaurants & Leisure — 2.1%
261,507	Chipotle Mexican Grill, Inc. (a)	15,068,033
Shares	Description	Value

	Household Durables — 2.1%
80,489	D.R. Horton, Inc.	$15,354,887
	Insurance — 10.6%
53,832	Chubb Ltd.	15,524,611
36,316	Everest Group Ltd.	14,229,698
8,860	Markel Group, Inc. (a)	13,897,619
62,022	RenaissanceRe Holdings Ltd.	16,894,793
271,595	W.R. Berkley Corp.	15,407,584
		75,954,305
	Interactive Media & Services — 4.2%
78,823	Alphabet, Inc., Class A	13,072,795
29,364	Meta Platforms, Inc., Class A	16,809,128
		29,881,923
	Machinery — 6.2%
40,295	Caterpillar, Inc.	15,760,180
48,101	Cummins, Inc.	15,574,623
129,857	PACCAR, Inc.	12,814,289
		44,149,092
	Metals & Mining — 1.8%
86,177	Nucor Corp.	12,955,850
	Oil, Gas & Consumable Fuels — 5.3%
122,444	ConocoPhillips	12,890,904
293,253	Devon Energy Corp.	11,472,057
108,307	EOG Resources, Inc.	13,314,180
		37,677,141
	Professional Services — 2.1%
114,146	Paychex, Inc.	15,317,252
	Semiconductors & Semiconductor Equipment — 14.3%
66,566	Applied Materials, Inc.	13,449,660
88,975	Broadcom, Inc.	15,348,188
132,722	Enphase Energy, Inc. (a)	15,000,240
18,354	KLA Corp.	14,213,521
17,336	Monolithic Power Systems, Inc.	16,027,132
118,729	NVIDIA Corp.	14,418,450
193,059	ON Semiconductor Corp. (a)	14,018,014
		102,475,205
	Software — 12.2%
50,014	Cadence Design Systems, Inc. (a)	13,555,294
22,000	Intuit, Inc.	13,662,000
32,048	Microsoft Corp.	13,790,254
42,294	Palo Alto Networks, Inc. (a)	14,456,089
18,674	ServiceNow, Inc. (a)	16,701,839
61,538	Workday, Inc., Class A (a)	15,040,503
		87,205,979
	Total Common Stocks	715,652,738
	(Cost $687,560,693)

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
325,796	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	$325,796
	(Cost $325,796)

	Total Investments — 100.0%	715,978,534
	(Cost $687,886,489)
	Net Other Assets and Liabilities — (0.0)%	(69,312)
	Net Assets — 100.0%	$715,909,222

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 715,652,738	$ 715,652,738	$ —	$ —
Money Market Funds	325,796	325,796	—	—
Total Investments	$715,978,534	$715,978,534	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 82.8%
9,073	AAR Corp. (a)	$593,011
7,205	AeroVironment, Inc. (a)	1,444,603
8,918	Astronics Corp. (a)	173,723
34,166	Boeing (The) Co. (a)	5,194,599
9,806	Curtiss-Wright Corp.	3,223,134
3,772	Ducommun, Inc. (a)	248,311
21,943	General Dynamics Corp.	6,631,175
13,760	HEICO Corp.	3,597,965
21,285	Hexcel Corp.	1,316,052
39,313	Howmet Aerospace, Inc.	3,941,128
10,102	Huntington Ingalls Industries, Inc.	2,670,767
31,916	Intuitive Machines, Inc. (a)	256,924
38,441	Kratos Defense & Security Solutions, Inc. (a)	895,675
13,480	L3Harris Technologies, Inc.	3,206,488
67,388	Leonardo DRS, Inc. (a)	1,901,689
13,431	Lockheed Martin Corp.	7,851,225
15,196	Mercury Systems, Inc. (a)	562,252
8,189	Moog, Inc., Class A	1,654,342
1,817	National Presto Industries, Inc.	136,529
7,206	Northrop Grumman Corp.	3,805,272
126,203	Rocket Lab USA, Inc. (a)	1,227,955
61,503	RTX Corp.	7,451,703
29,866	Spirit AeroSystems Holdings, Inc., Class A (a)	970,944
35,080	Textron, Inc.	3,107,386
5,013	TransDigm Group, Inc.	7,154,203
19,769	Triumph Group, Inc. (a)	254,822
5,269	Virgin Galactic Holdings, Inc. (a)	32,141
15,604	Woodward, Inc.	2,676,242
		72,180,260
	Diversified Telecommunication Services — 2.0%
68,289	AST SpaceMobile, Inc. (a)	1,785,757
	Professional Services — 15.1%
5,711	CACI International, Inc., Class A (a)	2,881,542
34,386	KBR, Inc.	2,239,560
20,777	Leidos Holdings, Inc.	3,386,651
27,211	Parsons Corp. (a)	2,821,237
13,123	Science Applications International Corp.	1,827,640
		13,156,630
	Total Common Stocks	87,122,647
	(Cost $71,035,653)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
75,234	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	$75,234
	(Cost $75,234)

	Total Investments — 100.0%	87,197,881
	(Cost $71,110,887)
	Net Other Assets and Liabilities — (0.0)%	(31,804)
	Net Assets — 100.0%	$87,166,077

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 87,122,647	$ 87,122,647	$ —	$ —
Money Market Funds	75,234	75,234	—	—
Total Investments	$87,197,881	$87,197,881	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 4.8%
49	Lockheed Martin Corp.	$28,644
226	RTX Corp.	27,382
		56,026
	Air Freight & Logistics — 1.9%
165	United Parcel Service, Inc., Class B	22,496
	Building Products — 1.9%
142	Advanced Drainage Systems, Inc.	22,317
	Chemicals — 14.4%
306	CF Industries Holdings, Inc.	26,255
427	Dow, Inc.	23,327
231	Eastman Chemical Co.	25,861
834	Element Solutions, Inc.	22,651
237	International Flavors & Fragrances, Inc.	24,868
237	LyondellBasell Industries N.V., Class A	22,728
783	Mosaic (The) Co.	20,969
		166,659
	Construction & Engineering — 2.3%
89	Quanta Services, Inc.	26,535
	Construction Materials — 2.4%
302	CRH PLC	28,008
	Containers & Packaging — 4.5%
524	International Paper Co.	25,597
124	Packaging Corp. of America	26,710
		52,307
	Diversified REITs — 2.2%
411	WP Carey, Inc.	25,605
	Electronic Equipment, Instruments & Components — 4.2%
166	Keysight Technologies, Inc. (a)	26,382
150	TE Connectivity PLC	22,649
		49,031
	Energy Equipment & Services — 6.5%
681	ChampionX Corp.	20,532
669	Halliburton Co.	19,435
479	Schlumberger N.V.	20,094
185	Weatherford International PLC	15,710
		75,771
Shares	Description	Value

	Ground Transportation — 4.2%
677	CSX Corp.	$23,377
100	Union Pacific Corp.	24,648
		48,025
	Health Care REITs — 2.3%
661	Omega Healthcare Investors, Inc.	26,903
	Hotel & Resort REITs — 1.9%
1,258	Host Hotels & Resorts, Inc.	22,141
	Machinery — 10.8%
68	Caterpillar, Inc.	26,596
82	Cummins, Inc.	26,551
125	Dover Corp.	23,967
220	PACCAR, Inc.	21,710
143	Westinghouse Air Brake Technologies Corp.	25,993
		124,817
	Metals & Mining — 4.2%
80	Reliance, Inc.	23,137
181	Royal Gold, Inc.	25,394
		48,531
	Oil, Gas & Consumable Fuels — 22.2%
768	APA Corp.	18,785
197	ConocoPhillips	20,740
478	Devon Energy Corp.	18,699
114	Diamondback Energy, Inc.	19,654
180	EOG Resources, Inc.	22,128
424	HF Sinclair Corp.	18,898
893	Magnolia Oil & Gas Corp., Class A	21,807
789	Marathon Oil Corp.	21,011
130	Marathon Petroleum Corp.	21,178
549	Murphy Oil Corp.	18,523
491	PBF Energy, Inc., Class A	15,197
523	SM Energy Co.	20,904
144	Valero Energy Corp.	19,444
		256,968
	Real Estate Management & Development — 2.6%
111	Jones Lang LaSalle, Inc. (a)	29,949
	Residential REITs — 2.0%
608	American Homes 4 Rent, Class A	23,341
	Retail REITs — 2.2%
149	Simon Property Group, Inc.	25,184
	Specialized REITs — 2.2%
189	Lamar Advertising Co., Class A	25,250
	Total Common Stocks	1,155,864
	(Cost $1,169,282)

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
2,103	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	$2,103
	(Cost $2,103)

	Total Investments — 99.9%	1,157,967
	(Cost $1,171,385)
	Net Other Assets and Liabilities — 0.1%	739
	Net Assets — 100.0%	$1,158,706

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,155,864	$ 1,155,864	$ —	$ —
Money Market Funds	2,103	2,103	—	—
Total Investments	$1,157,967	$1,157,967	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Exchange-Traded Fund
Additional Information (Continued)
September 30, 2024 (Unaudited)
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
Bloomberg® and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.